Divestitures	12 Months Ended
Sep. 25, 2015
Discontinued Operations and Disposal Groups [Abstract]
Divestitures
Divestitures
The Company has continued to assess the strategic fit of its various businesses and has pursued the divestiture of certain businesses which do not align with its long-term strategy.
Fiscal 2015
During the fourth quarter of fiscal 2015, the Company approved a plan to sell a business within its Global Products segment; however, as of September 25, 2015, the sale had not been completed. The assets and liabilities have not been presented separately as held for sale within the Consolidated Balance Sheets as the amounts were not material to the presentation of all periods. A pre-tax loss of approximately $17 million for the write-down to fair value, less cost to sell was recorded in Selling, general and administrative expenses within the Company’s Consolidated Statements of Operations for the year ended September 25, 2015. This business has not been presented in discontinued operations as the amounts were not material to the Consolidated Financial Statements. The Company expects to complete the transaction during the first half of fiscal 2016.
During the third quarter of fiscal 2015, the Company completed the sale of several businesses in the ROW Integrated Solutions and Services segment and recorded a loss on sale of $26 million in (Loss) income from discontinued operations, net of taxes within the Consolidated Statements of Operations for the year ended September 25, 2015. These businesses were accounted for as held for sale within the Consolidated Balance Sheet as of September 26, 2014 and their results of operations have been presented within discontinued operations within the Consolidated Statements of Operations for the years ended September 25, 2015, September 26, 2014, and September 27, 2013.
In addition, during the third quarter of fiscal 2015, the Company completed the sale of a business in the ROW Integrated Solutions & Services segment that did not meet the criteria to be classified as a discontinued operation. Thus, its results of operations are included in continuing operations within the Consolidated Financial Statements. The Company recorded a loss of $18 million in Selling, general and administrative expenses within the Consolidated Statements of Operations for the year ended September 25, 2015. This business was presented as held for sale as of September 26, 2014.
During the second quarter of fiscal 2015, the Company concluded that another business in the ROW Integrated Solutions & Services segment which it intends to sell met the criteria to be classified as held for sale. This business is accounted for as held for sale within the Consolidated Balance Sheets as of September 25, 2015 and September 26, 2014, and its results of operations have been presented as discontinued operations within the Consolidated Statements of Operations for the years ended September 25, 2015, September 26, 2014, and September 27, 2013. The Company expects to complete the sale of this business during the first half of fiscal 2016.
Fiscal 2014
On May 22, 2014, the Company, together with its wholly-owned subsidiary Tyco Far East Holdings Ltd. (the “Seller”) completed the sale of Tyco Fire & Security Services Korea Co. Ltd. and its subsidiaries that formed and operated the Company’s ADT Korea business to an affiliate of The Carlyle Group. The transaction took the form of a sale by the Seller of all of the stock of Tyco Fire & Security Services Korea Co. Ltd. for an aggregate purchase price of $1.93 billion, subject to customary adjustments as set forth in the stock purchase agreement. During the third quarter of fiscal 2014, the Company recognized a gain of $1.0 billion, net of a $212 million charge related to the indemnification at fair value for certain tax related matters borne by the buyer that are probable of being paid. The net gain was recorded in (Loss) income from discontinued operations, net of income taxes, within the Consolidated Statements of Operations for the year ended September 26, 2014, and the liability was recorded in Other liabilities within the Consolidated Balance Sheet. During the fourth quarter of fiscal 2014, the Company recorded a working capital adjustment, which reduced the net gain by $15 million. This business was accounted for as held for sale within the Consolidated Balance Sheet as of September 27, 2013, and its results of operations have been presented within discontinued operations within the Consolidated Statements of Operations for the years ended September 26, 2014 and September 27, 2013.
On April 9, 2014, Atkore International Group Inc. (“Atkore”) redeemed all of the Company’s remaining common equity stake in Atkore for aggregate cash proceeds of $250 million. The Company recognized a net gain of $216 million related to this transaction, which is included in Equity income (loss) in earnings of unconsolidated subsidiaries within the Consolidated Statement of Operations for the year ended September 26, 2014. The net gain is comprised of a $227 million gain on the sale of the equity investment, partially offset by an $11 million loss, which is the Company's share of loss on Atkore's debt extinguishment undertaken in connection with the redemption.
Fiscal 2013
During the fourth quarter of fiscal 2013, the Company approved a plan to sell its armored guard business in New Zealand and its fire and security business in Fiji, both of which were in its ROW Integrated Solutions & Services segment. The sale was completed during the first quarter of fiscal 2014. The assets and liabilities have not been presented separately as held for sale within the Consolidated Balance Sheets as the amounts were not material to the presentation of all periods. A pre-tax loss of approximately $13 million for the write-down to fair value, less cost to sell was recorded in Selling, general and administrative expenses within the Consolidated Statements of Operations for the year ended September 27, 2013. This business has not been presented in discontinued operations as the amounts were not material to the Consolidated Financial Statements.
During the third quarter of fiscal 2013, the Company completed the sale of its North America guarding business in its NA Integrated Solutions & Services segment for approximately $25 million of cash proceeds, net of $2 million of cash divested on sale. The pre-tax loss for the write-down to fair value, less cost to sell, was not material. This business was accounted for as held for sale during the second quarter of fiscal 2013; however, its results of operations have not been presented in discontinued operations as the amounts were not material to the Consolidated Financial Statements.
Divestiture Charges (Gains), Net
During 2015, 2014, and 2013, the Company recorded a net loss of $31 million, a net gain of $2 million, and a net loss of $20 million, respectively, in Selling, general and administrative expenses within the Company's Consolidated Statements of Operations. The net loss for the year ended September 25, 2015 primarily related to the write-down to fair value, less cost to sell, of a business within the Company's Global Products segment which has not been presented in discontinued operations as the amounts were not material and the divestiture of a business within the Company's ROW Integrated Solutions & Services segment that did not meet the criteria to be presented as discontinued operations. The net gain for the year ended September 26, 2014 was primarily the result of a favorable court judgment relating to a divested business in the Company's ROW Integrated Solutions & Services segment. The net loss for the year ended September 27, 2013 primarily resulted from the write-down to fair value, less cost to sell, of the armored guard business in New Zealand and the fire and security business in Fiji, both of which are in the Company's ROW Integrated Solutions & Services segment.
Discontinued Operations
The components of (Loss) income from discontinued operations, net of income taxes are as follows ($ in millions):

	For the Years Ended
	September 25, 2015	September 26, 2014	September 27, 2013
Net revenue	$15	$403	$589
Pre-tax (loss) income from discontinued operations	$(13)	$56	$98
Pre-tax separation (charge) income included within discontinued operations (See Note 2)	—	(1)	8
Pre-tax (loss) gain on sale of discontinued operations	(27)	1,160	—
Income tax expense	(26)	(174)	(16)
(Loss) income from discontinued operations, net of income taxes	$(66)	$1,041	$90
Total assets and total liabilities held for sale as of September 25, 2015 and September 26, 2014 were as follows ($ in millions):

	As of
	September 25, 2015	September 26, 2014
Accounts receivable, net	$1	$26
Inventories	—	7
Prepaid expenses and other current assets	1	107
Deferred income taxes	1	3
Property, plant and equipment, net	—	6
Goodwill	1	3
Intangible assets, net	8	25
Other assets	—	3
Total assets	$12	$180
Accounts payable	1	48
Accrued and other current liabilities	1	62
Deferred revenue	—	2
Other liabilities	3	6
Total liabilities	$5	$118